Prepaid Expenses and Other Current Assets	6 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2024 and June 30, 2024, prepaid expenses and other current assets consisted of the following:

	As of December 31,	As of June 30,
	2024	2024
Deferred costs (1)	$1,063,989	$1,258,916
Prepaid tax	358,727	650,237
Prepaid expenses	53,021	44,760
Lease payments accrued (2)	1,386,988	-
Other receivables	528,180	102,256
	3,390,905	2,056,169
Allowance for credit losses	(16,110)	(30,349)
	$3,374,795	$2,025,820

(1)

Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered. As of December 31, 2024, deferred costs primarily consisted of costs paid by the Company in advance to various vendors for the events and performances to be carried out subsequently in 2025.

(2)	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which results from the significant discount of lease payment during the first year (around 90% of the third or fourth year).